Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2025
Entity Registrant Name	ICON plc
Amendment Flag	false
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025